Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Total Provision for Income Taxes with Amounts Computed at Federal Tax Rate of 35%

The following table reconciles the total provision for income taxes recorded in the consolidated statement of income with the amounts computed at the statutory federal tax rate of 35%.

(In Millions)	2012	2011	2010
Tax at Statutory Rate	$347.3	$309.3	$346.4
Tax Exempt Income	(8.0)	(9.9)	(10.8)
Leveraged Lease Adjustments	(12.0)	(4.7)	(0.8)
Foreign Tax Rate Differential	(27.1)	(21.3)	(20.1)
State Taxes, net	20.4	22.8	17.3
Other	(15.6)	(16.1)	(11.7)

Provision for Income Taxes	$305.0	$280.1	$320.3

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In Millions)	2012	2011
Balance at January 1	$17.8	$89.9
Additions for Tax Positions Taken in Prior Years	4.6	2.2
Reductions for Tax Positions Taken in Prior Years	(1.2)	(5.2)
Reductions Resulting from Expiration of Statutes	(1.8)	(0.9)
Reductions Resulting from Settlements with Taxing Authorities	–	(68.2)

Balance at December 31	$19.4	$17.8

Components of Consolidated Provision for Income Taxes

The components of the consolidated provision for income taxes for each of the three years ended December 31 are as follows:

(In Millions)	2012	2011	2010
Current Tax Provision:
Federal	$140.5	$113.6	$220.0
State	21.4	15.1	21.8
Non-U.S.	63.4	54.2	66.4

Total	$225.3	$182.9	$308.2

Deferred Tax Provision:
Federal	$66.0	$84.0	$6.2
State	10.6	11.3	5.2
Non-U.S.	3.1	1.9	0.7

Total	79.7	97.2	12.1

Provision for Income Taxes	$305.0	$280.1	$320.3

Tax Charges (Benefits) Recorded Directly to Stockholders' Equity

In addition to the amounts shown above, tax charges (benefits) have been recorded directly to stockholders’ equity for the following items:

(In Millions)	2012	2011	2010
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$2.3	$0.6	$(1.2)
Tax Effect of Other Comprehensive Income	18.7	(5.2)	60.0

Deferred Tax Liabilities and Assets
Deferred tax liabilities and assets have been computed as follows:

	DECEMBER 31,
(In Millions)	2012	2011	2010
Deferred Tax Liabilities:
Lease Financing	$409.1	$398.2	$382.4
Software Development	277.8	254.9	197.2
Accumulated Depreciation	19.7	48.6	40.7
Compensation and Benefits	29.7	7.1	23.3
State Taxes, net	54.7	52.4	41.7
Other Liabilities	170.9	137.6	41.1

Gross Deferred Tax Liabilities	961.9	898.8	726.4

Deferred Tax Assets:
Allowance for Credit Losses	114.7	114.5	124.7
Visa Indemnification	–	–	8.1
Other Assets	114.5	150.0	51.3

Gross Deferred Tax Assets	229.2	264.5	184.1

Valuation Reserve	–	–	–
Deferred Tax Assets, net of Valuation Reserve	229.2	264.5	184.1

Net Deferred Tax Liabilities	$732.7	$634.3	$542.3